THE ALGER FUNDS Alger Capital Appreciation Fund Alger 25 Fund	THE ALGER FUNDS II Alger Spectra Fund

THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Institutional Fund Alger Focus Equity Fund	THE ALGER PORTFOLIOS Alger Capital Appreciation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 11, 2021 to the

Summary Prospectuses and Prospectus of each Fund, as applicable,

as amended and supplemented to date

Effective immediately, the following changes are made to the Summary Prospectuses and Prospectuses of each Fund:

The section of Alger Spectra Fund’s Summary Prospectuses entitled “Management” and the section of Alger Spectra Fund’s Prospectuses entitled “Summary Sections—Alger Spectra Fund—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Managers Joint and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004

The section of each of Alger Capital Appreciation Fund’s, Alger Capital Appreciation Institutional Fund’s and Alger Capital Appreciation Portfolio’s Summary Prospectuses entitled “Management” and the section of each such Fund’s Prospectuses entitled “Summary Sections—[Fund]—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the [Fund’s/Portfolio’s] Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004

The section of Alger Focus Equity Fund’s Summary Prospectuses entitled “Management” and the section of Alger Focus Equity Fund’s Prospectuses entitled “Summary Sections—Alger Focus Equity Fund—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, LLC	Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since December 2012

The section of Alger 25 Fund’s Summary Prospectuses entitled “Management” and the section of Alger 25 Fund’s Prospectus entitled “Summary Sections—Alger 25 Fund—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since February 2021

The section of Alger Spectra Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger Spectra Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger Spectra Fund	Daniel C. Chung, CFA Patrick Kelly, CFA	February 2021 September 2004

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•

Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The section of each of Alger Capital Appreciation Fund’s, Alger Capital Appreciation Institutional Fund’s and Alger Capital Appreciation Portfolio’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to each such Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund Alger Capital Appreciation Institutional Fund Alger Capital Appreciation Portfolio	Daniel C. Chung, CFA Patrick Kelly, CFA	February 2021 September 2004

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•

Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The section of Alger Focus Equity Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger Focus Equity Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger Focus Equity Fund	Patrick Kelly, CFA	December 2012

•

Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

The section of Alger 25 Fund’s Prospectus entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger 25 Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger 25 Fund	Daniel C. Chung, CFA	February 2021

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

S-25FundP 221

S-25FundP-2 221

S-CapApp 221

S-CapAppZ 221

S-TAF Retail 221

S-TAF-Instl. 221

S-Spectra 221

S-SpectraIns 221

S-SpectraY 221

S-SpectraZ 221

S-TAFII-Retail 221

S-TAFII-INST 221

S-CapAppIR 221

S-CapAppY 221

S-CapAppInsZ-2 221

S-FocusEquityAC 221

S-FocusEquityI 221

S-FocusEquityY 221

S-FocusEquityZ 221

S-TAIF-Retail 221

S-TAIF-Instl. 221

S-CapAppI-2 221

S-CapAppS 221

S-APPI-2 221

S-APPS 221